Income Tax (Details) - Schedule of non-current income tax payable - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of non-current income tax payable [Abstract]
Beginning balance	¥ 33,718	¥ 26,085
Addition	292	7,633
Ending balance	¥ 34,010	¥ 33,718